Homebuilding debt and other affiliate debt - Activity (Details) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Jul. 31, 2021	Mar. 31, 2023	Mar. 30, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Proceeds from other affiliate debt			$ 136,773		$ 2,154,624	$ 10,851,187	$ 10,025,865	$ 13,259,394
Repayment of promissory note - related party						918,453	5,624,330	7,499,472
Amortization of deferred loan costs			120,988		85,782	404,146	421,186	408,674
Wells Fargo Bank
Line of Credit Facility [Line Items]
Borrowing capacity		$ 150,000,000
Credit facility term		3 years
Extension period		1 year
Remaining availability	$ 40,827,014		40,827,014			32,044,028	50,627,362
Minimum tangible net worth, dollar component			$ 70,000,000	$ 65,000,000		$ 65,000,000
Minimum tangible net worth, income component as percent of after-tax income				25.00%		25.00%
Minimum liquidity			15000000.00%			15000000.00%
Minimum cash amount			7500000.00%			7500000.00%
Deferred loan costs capitalized			$ 469,585			$ 141,245	1,264,403	337,500
Amortization of deferred loan costs			120,988		85,782	$ 404,146	421,186	408,674
Outstanding deferred loan costs			$ 1,059,657		888,179
Wells Fargo Bank | Maximum
Line of Credit Facility [Line Items]
Unused amount fee, as a percent			30.00%			30.00%
Maximum leverage ratio	2.50%			2.75%		2.75%
Minimum debt service coverage			2.50%			2.50%
Applicable margin			350.00%			350.00%
Wells Fargo Bank | Minimum
Line of Credit Facility [Line Items]
Unused amount fee, as a percent			15.00%			15.00%
Maximum leverage ratio	1.00%			1.00%		1.00%
Minimum debt service coverage			1.00%			1.00%
Applicable margin			275.00%			275.00%
Wells Fargo Bank | Letter of Credit
Line of Credit Facility [Line Items]
Borrowing capacity		$ 2,000,000
Wells Fargo Bank | Homebuilding Debt - Other
Line of Credit Facility [Line Items]
Outstanding deferred loan costs						$ 711,060	973,961
Wells Fargo Bank | Other Affiliates Debt
Line of Credit Facility [Line Items]
Proceeds from other affiliate debt			$ 136,773		$ 2,154,624	10,851,187	10,025,865	13,259,394
Repayment of promissory note - related party						$ 918,453	$ 5,624,330	$ 7,499,472